As filed with the U.S. Securities and Exchange Commission on December 10, 2015

File No. 333-111986

File No. 811-21475

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 92	☒

And/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 92	☒

RBC FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

50 South Sixth Street, Suite 2350
Minneapolis, MN 55402
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (612) 313-1341

Jay Jackson, Esq.
50 South Sixth Street, Suite 2350
Minneapolis, MN 55402
(612) 376-7132
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on [ ] pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on [ ] pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 92 under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 92 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota, on the 10th day of December, 2015.

RBC FUNDS TRUST
By:	/s/ Kathleen A. Gorman
Kathleen A. Gorman President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Kathleen A. Gorman	Date: December 10, 2015
Kathleen A. Gorman
Trustee, President and Chief Executive Officer

/s/ Kathleen A. Hegna	Date: December 10, 2015
Kathleen A. Hegna
Treasurer and Chief Financial Officer

Trustees

*	*
T. Geron Bell	Lucy Hancock Bode

*	*
Leslie H. Garner, Jr.	Ronald James

*	*
H. David Rybolt	John A. MacDonald

*	*
William B. Taylor	James R. Seward

*By:	/s/ Kathleen A. Gorman	Date: December 10, 2015
Kathleen A. Gorman, attorney-in-fact

Exhibit Index

Exhibit No.	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase